Financial investments and non-current prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial investments	$ 2,841	$ 2,344
Prepayments and financial receivables	912	893
Current Financial Assets	8,448	8,211
Bond Investment [Member]
Disclosure of financial assets [line items]
Financial investments	1,611	1,362
Listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	619	731
Non-listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	611	251
Financial receivables interest bearing [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	716	698
Prepayments and other non-interest bearing receivables [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	196	195
Time deposits [member]
Disclosure of financial assets [line items]
Current Financial Assets	4,111	3,242
Interest bearing securities [Member]
Disclosure of financial assets [line items]
Current Financial Assets	4,337	4,970
Investment portfolios [Member]
Disclosure of financial assets [line items]
Current Financial Assets	$ 714	$ 818